Portfolio of Investments
Multi-Manager Value Strategies Fund, August 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.1%
Issuer	Shares	Value ($)
Communication Services 8.9%
Diversified Telecommunication Services 1.9%
AT&T, Inc.	1,487,280	44,335,817
CenturyLink, Inc.	360,355	3,873,816
GCI Liberty, Inc., Class A(a)	8,656	699,232
Verizon Communications, Inc.	361,093	21,401,982
Total		70,310,847
Entertainment 1.6%
Activision Blizzard, Inc.	12,618	1,053,855
Liberty Media Group LLC, Class C(a)	8,769	341,816
Madison Square Garden Entertainment Corp.(a)	1,307	98,247
Walt Disney Co. (The)	450,741	59,439,216
Total		60,933,134
Interactive Media & Services 1.2%
Alphabet, Inc., Class A(a)	15,062	24,543,981
Facebook, Inc., Class A(a)	64,920	19,034,544
Twitter, Inc.(a)	41,134	1,669,218
Zillow Group, Inc., Class C(a)	12,658	1,085,550
Total		46,333,293
Media 4.0%
Altice U.S.A., Inc., Class A(a)	1,939	53,478
Charter Communications, Inc., Class A(a)	77,019	47,413,666
Comcast Corp., Class A	1,894,864	84,908,856
Discovery, Inc., Class A(a)	51,868	1,144,467
Discovery, Inc., Class C(a)	109,981	2,196,320
DISH Network Corp., Class A(a)	70,159	2,492,048
Fox Corp., Class A	112,187	3,125,530
Fox Corp., Class B	84,668	2,353,770
Interpublic Group of Companies, Inc. (The)	96,055	1,705,937
Liberty Broadband Corp., Class A(a)	2,117	292,548
Liberty Broadband Corp., Class C(a)	9,623	1,348,086
Liberty SiriusXM Group, Class A(a)	8,846	321,198
Liberty SiriusXM Group, Class C(a)	24,870	895,196
News Corp., Class A	41,973	634,632
News Corp., Class B	22,496	339,015
Common Stocks (continued)
Issuer	Shares	Value ($)
Omnicom Group, Inc.	3,122	168,869
ViacomCBS, Inc., Class B	45,601	1,269,988
Total		150,663,604
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc.(a)	75,495	8,808,756
Total Communication Services		337,049,634
Consumer Discretionary 9.8%
Auto Components 0.9%
Aptiv PLC	3,108	267,661
Autoliv, Inc.	15,492	1,213,643
BorgWarner, Inc.	733,554	29,774,957
Gentex Corp.	48,054	1,299,861
Lear Corp.	17,454	1,988,534
Veoneer, Inc.(a)	1,815	25,192
Total		34,569,848
Automobiles 0.9%
Ford Motor Co.	564,190	3,847,776
General Motors Co.	1,054,557	31,246,524
Harley-Davidson, Inc.	15,987	442,999
Total		35,537,299
Distributors 0.2%
Genuine Parts Co.	40,831	3,856,080
LKQ Corp.(a)	77,842	2,470,705
Total		6,326,785
Diversified Consumer Services 0.1%
Service Corp. International	54,989	2,510,248
Hotels, Restaurants & Leisure 0.5%
Aramark	45,023	1,240,834
Carnival Corp.	50,862	838,206
Darden Restaurants, Inc.	4,621	400,502
Hyatt Hotels Corp., Class A	5,864	331,257
McDonald’s Corp.	52,000	11,103,040
MGM Resorts International	82,729	1,861,403
Norwegian Cruise Line Holdings Ltd.(a)	15,312	261,988
Multi-Manager Value Strategies Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Royal Caribbean Cruises Ltd.	31,724	2,183,880
Wynn Resorts Ltd.	2,721	237,952
Total		18,459,062
Household Durables 1.6%
D.R. Horton, Inc.	112,176	8,006,001
Garmin Ltd.	45,155	4,678,510
Lennar Corp., Class A	60,073	4,494,662
Lennar Corp., Class B	2,777	164,676
Mohawk Industries, Inc.(a)	20,238	1,868,574
Newell Brands, Inc.	19,957	318,913
NVR, Inc.(a)	8,002	33,355,057
PulteGroup, Inc.	82,663	3,685,943
Toll Brothers, Inc.	10,681	450,952
Whirlpool Corp.	20,193	3,588,700
Total		60,611,988
Internet & Direct Marketing Retail 1.0%
Booking Holdings, Inc.(a)	14,118	26,971,733
eBay, Inc.	214,000	11,722,920
Expedia Group, Inc.	2,714	266,379
Total		38,961,032
Leisure Products 0.1%
Hasbro, Inc.	28,922	2,283,103
Multiline Retail 0.9%
Dollar Tree, Inc.(a)	25,418	2,446,991
Kohl’s Corp.	25,905	553,331
Target Corp.	208,393	31,511,105
Total		34,511,427
Specialty Retail 2.3%
Advance Auto Parts, Inc.	20,257	3,166,372
CarMax, Inc.(a)	40,768	4,359,322
Gap, Inc. (The)	35,318	614,180
Home Depot, Inc. (The)	114,000	32,494,560
O’Reilly Automotive, Inc.(a)	38,036	17,710,703
Tiffany & Co.	797	97,632
TJX Companies, Inc. (The)	520,209	28,502,251
Total		86,945,020
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.3%
Hanesbrands, Inc.	1,157,060	17,691,447
PVH Corp.	15,238	849,671
Ralph Lauren Corp.	11,942	821,968
Skechers U.S.A., Inc., Class A(a)	1,000	29,850
Tapestry, Inc.	18,622	274,302
VF Corp.	440,533	28,965,045
Total		48,632,283
Total Consumer Discretionary		369,348,095
Consumer Staples 9.4%
Beverages 1.7%
Constellation Brands, Inc., Class A	18,319	3,379,489
Keurig Dr. Pepper, Inc.	33,975	1,013,475
Molson Coors Beverage Co., Class B	22,925	862,897
PepsiCo, Inc.	422,185	59,131,231
Total		64,387,092
Food & Staples Retailing 1.1%
Kroger Co. (The)	129,575	4,623,236
U.S. Foods Holding Corp.(a)	45,739	1,113,744
Walgreens Boots Alliance, Inc.	123,296	4,687,714
Walmart, Inc.	217,954	30,262,913
Total		40,687,607
Food Products 2.8%
Archer-Daniels-Midland Co.	570,463	25,533,924
Bunge Ltd.	20,487	934,617
ConAgra Foods, Inc.	106,671	4,091,900
General Mills, Inc.	2,840	181,618
Hershey Co. (The)	45,000	6,688,800
Hormel Foods Corp.	1,624	82,791
Ingredion, Inc.	9,157	736,589
JM Smucker Co. (The)	29,913	3,594,944
Kraft Heinz Co. (The)	31,395	1,100,081
Mondelez International, Inc., Class A	1,038,895	60,692,246
Pilgrim’s Pride Corp.(a)	1,716	27,456
Post Holdings, Inc.(a)	15,143	1,332,887
Tyson Foods, Inc., Class A	48,855	3,068,094
Total		108,065,947

2	Multi-Manager Value Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 3.1%
Kimberly-Clark Corp.	286,290	45,165,111
Procter & Gamble Co. (The)	514,252	71,136,479
Spectrum Brands Holdings, Inc.	670	39,932
Total		116,341,522
Personal Products 0.0%
Coty, Inc., Class A	33,118	118,562
Tobacco 0.7%
Philip Morris International, Inc.	337,451	26,925,215
Total Consumer Staples		356,525,945
Energy 4.2%
Energy Equipment & Services 0.1%
Baker Hughes Co.	70,381	1,005,041
Halliburton Co.	48,847	790,344
National Oilwell Varco, Inc.	38,273	459,276
Schlumberger NV	76,510	1,454,455
TechnipFMC PLC	48,738	375,283
Total		4,084,399
Oil, Gas & Consumable Fuels 4.1%
Apache Corp.	15,233	225,448
Cabot Oil & Gas Corp.	129,410	2,454,908
Chevron Corp.	923,351	77,496,849
Cimarex Energy Co.	573	15,918
Concho Resources, Inc.	25,995	1,351,220
ConocoPhillips Co.	456,999	17,315,692
Continental Resources, Inc.	12,782	219,595
Devon Energy Corp.	40,922	444,822
Diamondback Energy, Inc.	10,841	422,365
EOG Resources, Inc.	39,360	1,784,582
Exxon Mobil Corp.	475,397	18,987,356
Hess Corp.	50,496	2,324,836
HollyFrontier Corp.	47,152	1,125,518
Kinder Morgan, Inc.	194,614	2,689,566
Marathon Oil Corp.	47,942	253,134
Marathon Petroleum Corp.	111,632	3,958,471
Murphy Oil Corp.	2,493	34,254
Noble Energy, Inc.	106,531	1,059,984
Occidental Petroleum Corp.	136,761	1,742,335
Common Stocks (continued)
Issuer	Shares	Value ($)
Parsley Energy, Inc., Class A	10,404	111,843
Phillips 66	40,450	2,365,112
Pioneer Natural Resources Co.	27,814	2,890,709
Targa Resources Corp.	21,606	367,518
Valero Energy Corp.	213,009	11,202,143
Williams Companies, Inc. (The)	147,065	3,053,069
Total		153,897,247
Total Energy		157,981,646
Financials 19.5%
Banks 7.2%
Bank of America Corp.	1,561,614	40,195,944
CIT Group, Inc.	1,264	24,863
Citigroup, Inc.	1,109,702	56,727,966
Citizens Financial Group, Inc.	45,602	1,179,724
Comerica, Inc.	7,695	304,183
East West Bancorp, Inc.	4,007	147,377
Fifth Third Bancorp	149,775	3,094,352
First Republic Bank	202,874	22,906,503
Huntington Bancshares, Inc.	321,505	3,025,362
JPMorgan Chase & Co.	814,317	81,586,420
KeyCorp	160,558	1,978,075
M&T Bank Corp.	24,152	2,493,936
PacWest Bancorp	1,197	22,839
People’s United Financial, Inc.	26,140	276,561
PNC Financial Services Group, Inc. (The)	171,739	19,097,377
Prosperity Bancshares, Inc.	809	44,107
Regions Financial Corp.	203,115	2,348,009
SVB Financial Group(a)	2,922	746,220
Synovus Financial Corp.	3,517	76,917
Truist Financial Corp.	130,803	5,076,464
U.S. Bancorp	455,622	16,584,641
Wells Fargo & Co.	581,744	14,049,118
Zions Bancorp	35,661	1,146,858
Total		273,133,816
Capital Markets 4.5%
Bank of New York Mellon Corp. (The)	123,883	4,581,193
BlackRock, Inc.	17,000	10,101,230
Charles Schwab Corp. (The)	815,981	28,991,805
CME Group, Inc.	75,000	13,190,250

Multi-Manager Value Strategies Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
E*TRADE Financial Corp.	1,300	70,330
Franklin Resources, Inc.	100,218	2,110,591
Goldman Sachs Group, Inc. (The)	47,077	9,644,665
Invesco Ltd.	21,812	222,482
Janus Henderson Group PLC	4,217	87,376
KKR & Co., Inc., Class A	1,064,092	38,115,775
Morgan Stanley	619,333	32,366,343
Northern Trust Corp.	152,077	12,453,586
Raymond James Financial, Inc.	23,387	1,770,864
State Street Corp.	51,839	3,529,718
T. Rowe Price Group, Inc.	90,000	12,528,900
Total		169,765,108
Consumer Finance 0.3%
Ally Financial, Inc.	101,818	2,329,596
Capital One Financial Corp.	71,694	4,949,037
Santander Consumer U.S.A. Holdings, Inc.	37,213	640,435
Synchrony Financial	139,285	3,455,661
Total		11,374,729
Diversified Financial Services 2.1%
Berkshire Hathaway, Inc., Class B(a)	349,774	76,264,723
Equitable Holdings, Inc.	46,718	989,954
Jefferies Financial Group, Inc.	15,054	264,047
Voya Financial, Inc.	10,144	526,575
Total		78,045,299
Insurance 5.4%
Aflac, Inc.	77,929	2,830,381
Alleghany Corp.	1,324	734,237
Allstate Corp. (The)	233,968	21,759,024
American Financial Group, Inc.	11,627	777,265
American International Group, Inc.	1,447,825	42,189,620
Arch Capital Group Ltd.(a)	57,962	1,828,121
Assurant, Inc.	7,430	903,191
Athene Holding Ltd., Class A(a)	6,495	237,457
Axis Capital Holdings Ltd.	3,614	172,605
Chubb Ltd.	160,472	20,059,000
CNA Financial Corp.	3,492	112,338
Everest Re Group Ltd.	4,525	995,862
Fidelity National Financial, Inc.	1,555	51,051
Common Stocks (continued)
Issuer	Shares	Value ($)
Globe Life, Inc.	34,379	2,835,580
Hartford Financial Services Group, Inc. (The)	562,569	22,755,916
Lincoln National Corp.	25,274	911,128
Loews Corp.	38,397	1,376,916
Markel Corp.(a)	666	723,829
Marsh & McLennan Companies, Inc.	347,988	39,987,301
MetLife, Inc.	807,186	31,044,374
Old Republic International Corp.	42,953	691,973
Principal Financial Group, Inc.	54,334	2,288,005
Prudential Financial, Inc.	25,383	1,720,206
Reinsurance Group of America, Inc.	8,100	742,608
RenaissanceRe Holdings Ltd.	4,218	775,015
Travelers Companies, Inc. (The)	41,619	4,829,469
Unum Group	26,532	490,311
WR Berkley Corp.	12,900	800,445
Total		204,623,228
Thrifts & Mortgage Finance 0.0%
New York Community Bancorp, Inc.	35,013	316,868
Total Financials		737,259,048
Health Care 14.3%
Biotechnology 0.9%
AbbVie, Inc.	12,360	1,183,717
Alexion Pharmaceuticals, Inc.(a)	54,443	6,218,480
Biogen, Inc.(a)	11,972	3,443,626
Gilead Sciences, Inc.	347,335	23,184,611
Regeneron Pharmaceuticals, Inc.(a)	666	412,874
United Therapeutics Corp.(a)	824	88,135
Total		34,531,443
Health Care Equipment & Supplies 4.6%
Abbott Laboratories	648,994	71,045,373
Baxter International, Inc.	98,000	8,532,860
Becton Dickinson and Co.	14,916	3,621,157
Boston Scientific Corp.(a)	76,059	3,119,940
Danaher Corp.	52,978	10,938,368
Dentsply Sirona, Inc.	22,485	1,008,902
Envista Holdings Corp.(a)	20,877	500,839
Medtronic PLC	638,407	68,609,600

4	Multi-Manager Value Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
STERIS PLC	18,482	2,950,467
Zimmer Biomet Holdings, Inc.	16,026	2,257,743
Total		172,585,249
Health Care Providers & Services 3.0%
Anthem, Inc.	43,806	12,332,265
Cardinal Health, Inc.	31,044	1,575,793
Centene Corp.(a)	52,743	3,234,201
Cigna Corp.	61,633	10,931,845
CVS Health Corp.	220,307	13,685,471
DaVita, Inc.(a)	39,208	3,401,686
Henry Schein, Inc.(a)	46,533	3,091,653
Humana, Inc.	78,647	32,651,875
Laboratory Corp. of America Holdings(a)	32,194	5,658,096
McKesson Corp.	18,137	2,782,941
Quest Diagnostics, Inc.	44,222	4,919,255
UnitedHealth Group, Inc.	52,000	16,252,600
Universal Health Services, Inc., Class B	25,282	2,789,869
Total		113,307,550
Health Care Technology 0.0%
Change Healthcare, Inc.(a)	36,016	509,626
Life Sciences Tools & Services 0.8%
Bio-Rad Laboratories, Inc., Class A(a)	2,570	1,307,076
IQVIA Holdings, Inc.(a)	12,777	2,092,234
PerkinElmer, Inc.	7,714	908,092
Syneos Health, Inc.(a)	202	12,746
Thermo Fisher Scientific, Inc.	59,099	25,352,289
Total		29,672,437
Pharmaceuticals 5.0%
Bristol-Myers Squibb Co.	398,938	24,813,944
Elanco Animal Health, Inc.(a)	40,323	1,171,786
Eli Lilly and Co.	110,000	16,322,900
Horizon Therapeutics PLC(a)	2,619	196,739
Jazz Pharmaceuticals PLC(a)	7,690	1,033,459
Johnson & Johnson	284,000	43,568,440
Merck & Co., Inc.	405,000	34,534,350
Mylan NV(a)	148,431	2,431,300
Common Stocks (continued)
Issuer	Shares	Value ($)
Perrigo Co. PLC	15,360	803,328
Pfizer, Inc.	1,722,825	65,105,557
Total		189,981,803
Total Health Care		540,588,108
Industrials 10.6%
Aerospace & Defense 1.6%
General Dynamics Corp.	37,044	5,532,522
Howmet Aerospace, Inc.	110,335	1,933,069
L3 Harris Technologies, Inc.	2,118	382,807
Lockheed Martin Corp.	76,800	29,971,968
Northrop Grumman Corp.	24,550	8,411,076
Raytheon Technologies Corp.	168,593	10,284,173
Teledyne Technologies, Inc.(a)	300	94,083
Textron, Inc.	69,891	2,755,802
Total		59,365,500
Air Freight & Logistics 0.6%
FedEx Corp.	41,010	9,015,638
United Parcel Service, Inc., Class B	76,500	12,516,930
XPO Logistics, Inc.(a)	28,278	2,496,099
Total		24,028,667
Airlines 0.3%
Alaska Air Group, Inc.	13,240	515,698
Delta Air Lines, Inc.	100,418	3,097,895
JetBlue Airways Corp.(a)	43,204	497,710
Southwest Airlines Co.	79,425	2,984,792
United Airlines Holdings, Inc.(a)	80,291	2,890,476
Total		9,986,571
Building Products 1.3%
AO Smith Corp.	4,289	210,032
Carrier Global Corp.	721,393	21,533,581
Fortune Brands Home & Security, Inc.	26,407	2,220,301
Johnson Controls International PLC	64,277	2,618,002
Owens Corning	26,387	1,784,817
Trane Technologies PLC	181,726	21,514,541
Total		49,881,274

Multi-Manager Value Strategies Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.5%
Republic Services, Inc.	60,889	5,645,628
Waste Management, Inc.	116,800	13,315,200
Total		18,960,828
Construction & Engineering 0.1%
AECOM(a)	18,481	730,184
Arcosa, Inc.	4,509	208,722
Jacobs Engineering Group, Inc.	14,085	1,271,453
Quanta Services, Inc.	16,374	839,167
Total		3,049,526
Electrical Equipment 0.6%
Acuity Brands, Inc.	575	62,842
AMETEK, Inc.	43,668	4,397,368
Eaton Corp. PLC	156,186	15,946,590
Emerson Electric Co.	12,124	842,254
Hubbell, Inc.	12,952	1,877,004
nVent Electric PLC	3,199	61,165
Sensata Technologies Holding(a)	24,803	1,032,797
Total		24,220,020
Industrial Conglomerates 1.2%
Carlisle Companies, Inc.	14,492	1,897,728
General Electric Co.	420,892	2,668,455
Honeywell International, Inc.	255,547	42,305,806
Roper Technologies, Inc.	517	220,857
Total		47,092,846
Machinery 3.0%
AGCO Corp.	14,889	1,058,608
Caterpillar, Inc.	49,174	6,997,952
Cummins, Inc.	64,777	13,425,033
Deere & Co.	80,241	16,855,424
Dover Corp.	15,740	1,728,882
Fortive Corp.	64,590	4,657,585
Ingersoll Rand, Inc.(a)	17,482	612,919
Oshkosh Corp.	13,550	1,043,485
Otis Worldwide Corp.	62,282	3,917,538
PACCAR, Inc.	56,917	4,885,755
Parker-Hannifin Corp.	214,670	44,224,167
Pentair PLC	35,117	1,585,181
Common Stocks (continued)
Issuer	Shares	Value ($)
Snap-On, Inc.	13,906	2,061,843
Stanley Black & Decker, Inc.	39,004	6,291,345
Westinghouse Air Brake Technologies Corp.	19,803	1,317,890
Xylem, Inc.	25,892	2,076,021
Total		112,739,628
Professional Services 0.0%
ManpowerGroup, Inc.	11,116	814,914
Nielsen Holdings PLC	53,588	818,825
Total		1,633,739
Road & Rail 1.3%
AMERCO	3,003	1,065,734
CSX Corp.	5,730	438,116
Kansas City Southern	31,372	5,710,959
Knight-Swift Transportation Holdings, Inc.	15,751	716,040
Norfolk Southern Corp.	42,590	9,051,653
Union Pacific Corp.	158,000	30,405,520
Total		47,388,022
Trading Companies & Distributors 0.1%
United Rentals, Inc.(a)	17,947	3,177,516
Total Industrials		401,524,137
Information Technology 13.7%
Communications Equipment 0.8%
Ciena Corp.(a)	32,759	1,859,728
Cisco Systems, Inc.	684,676	28,907,021
Juniper Networks, Inc.	45,526	1,138,150
Total		31,904,899
Electronic Equipment, Instruments & Components 0.6%
Arrow Electronics, Inc.(a)	16,992	1,334,892
Avnet, Inc.	1,118	30,756
Corning, Inc.	251,942	8,178,037
Dolby Laboratories, Inc., Class A	3,254	227,292
Flex Ltd.(a)	79,012	858,070
FLIR Systems, Inc.	2,400	88,560
IPG Photonics Corp.(a)	2,685	434,245
Jabil, Inc.	729	24,896
SYNNEX Corp.	3,286	417,815

6	Multi-Manager Value Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TE Connectivity Ltd.	120,158	11,607,263
Trimble Navigation Ltd.(a)	29,486	1,545,361
Total		24,747,187
IT Services 4.2%
Accenture PLC, Class A	67,000	16,075,310
Akamai Technologies, Inc.(a)	2,215	257,892
Amdocs Ltd.	43,532	2,665,464
Automatic Data Processing, Inc.	74,000	10,292,660
CACI International, Inc., Class A(a)	388	90,866
Cognizant Technology Solutions Corp., Class A	497,375	33,254,492
DXC Technology Co.	43,817	875,464
Fidelity National Information Services, Inc.	289,186	43,623,708
Fiserv, Inc.(a)	31,077	3,094,648
Global Payments, Inc.	16,298	2,878,553
International Business Machines Corp.	170,000	20,962,700
Leidos Holdings, Inc.	36,534	3,305,962
Visa, Inc., Class A	96,736	20,507,064
Total		157,884,783
Semiconductors & Semiconductor Equipment 5.1%
Analog Devices, Inc.	135,527	15,840,396
Broadcom, Inc.	73,425	25,489,489
Intel Corp.	722,447	36,808,675
KLA Corp.	88,800	18,216,432
Lam Research Corp.	63,277	21,282,586
Marvell Technology Group Ltd.	71,240	2,762,687
Microchip Technology, Inc.	46,313	5,080,536
Micron Technology, Inc.(a)	185,223	8,429,499
ON Semiconductor Corp.(a)	95,690	2,044,895
Qorvo, Inc.(a)	25,079	3,216,883
Skyworks Solutions, Inc.	23,073	3,342,124
Texas Instruments, Inc.	349,372	49,663,230
Total		192,177,432
Software 1.5%
Microsoft Corp.	228,000	51,420,840
NortonLifeLock, Inc.	6,775	159,348
SS&C Technologies Holdings, Inc.	73,425	4,678,641
Total		56,258,829
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 1.5%
Apple, Inc.	386,000	49,809,440
Dell Technologies, Inc.(a)	1,780	117,622
Hewlett Packard Enterprise Co.	401,247	3,880,059
HP, Inc.	42,384	828,607
Western Digital Corp.	45,649	1,753,835
Xerox Holdings Corp.	69,106	1,303,339
Total		57,692,902
Total Information Technology		520,666,032
Materials 3.6%
Chemicals 2.2%
Air Products & Chemicals, Inc.	12,868	3,760,802
Albemarle Corp.	34,425	3,133,019
Celanese Corp., Class A	9,134	923,904
CF Industries Holdings, Inc.	46,702	1,523,886
Corteva, Inc.	80,469	2,297,390
Dow, Inc.	106,099	4,787,187
DuPont de Nemours, Inc.	35,583	1,984,108
Eastman Chemical Co.	44,058	3,221,080
Huntsman Corp.	16,423	355,065
International Flavors & Fragrances, Inc.	11,319	1,401,179
Linde PLC	139,768	34,905,660
LyondellBasell Industries NV, Class A	101,311	6,633,844
Mosaic Co. (The)	32,080	584,819
PPG Industries, Inc.	1,793	215,877
Sherwin-Williams Co. (The)	23,659	15,876,372
Valvoline, Inc.	35,216	718,407
Westlake Chemical Corp.	13,430	796,668
Total		83,119,267
Construction Materials 0.2%
Martin Marietta Materials, Inc.	20,420	4,142,605
Vulcan Materials Co.	43,698	5,243,760
Total		9,386,365
Containers & Packaging 0.7%
Amcor PLC	446,698	4,940,480
AptarGroup, Inc.	500	59,195
Ball Corp.	5,081	408,360
International Paper Co.	129,578	4,699,794

Multi-Manager Value Strategies Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Packaging Corp. of America	70,970	7,185,003
Sonoco Products Co.	113,433	6,015,352
WestRock Co.	83,737	2,539,743
Total		25,847,927
Metals & Mining 0.5%
Arconic Corp.(a)	27,583	613,722
Freeport-McMoRan, Inc.	181,239	2,829,141
Newmont Corp.	93,793	6,310,393
Nucor Corp.	100,960	4,589,642
Reliance Steel & Aluminum Co.	20,889	2,190,629
Royal Gold, Inc.	3,882	529,194
Southern Copper Corp.	4,000	192,400
Steel Dynamics, Inc.	59,208	1,747,820
Total		19,002,941
Total Materials		137,356,500
Real Estate 1.8%
Equity Real Estate Investment Trusts (REITS) 1.7%
AvalonBay Communities, Inc.	27,500	4,346,650
Crown Castle International Corp.	46,600	7,607,450
Digital Realty Trust, Inc.	99,000	15,409,350
Extra Space Storage, Inc.	62,000	6,606,100
Public Storage	85,108	18,076,939
Weyerhaeuser Co.	370,385	11,226,369
Total		63,272,858
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	110,524	5,197,944
Howard Hughes Corporation(a)	1,499	88,606
Jones Lang LaSalle, Inc.	10,951	1,128,391
Total		6,414,941
Total Real Estate		69,687,799
Utilities 2.3%
Electric Utilities 1.0%
American Electric Power Co., Inc.	110,800	8,734,364
Eversource Energy	102,000	8,742,420
NextEra Energy, Inc.	40,000	11,166,800
NRG Energy, Inc.	40,158	1,381,837
Xcel Energy, Inc.	149,000	10,351,775
Total		40,377,196
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.1%
Vistra Corp.	160,014	3,077,069
Multi-Utilities 1.2%
Ameren Corp.	112,000	8,860,320
CMS Energy Corp.	118,000	7,137,820
Dominion Energy, Inc.	155,075	12,164,083
DTE Energy Co.	51,475	6,108,538
MDU Resources Group, Inc.	11,170	263,836
WEC Energy Group, Inc.	114,000	10,725,120
Total		45,259,717
Total Utilities		88,713,982
Total Common Stocks (Cost $3,160,768,616)		3,716,700,926

Warrants 0.0%

Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Occidental Petroleum Corp.(a)	17,095	50,430
Total Energy		50,430
Total Warrants (Cost $790,372)		50,430

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.149%(b),(c)	75,482,295	75,482,295
Total Money Market Funds (Cost $75,482,077)		75,482,295
Total Investments in Securities (Cost: $3,237,041,065)		3,792,233,651
Other Assets & Liabilities, Net		(3,116,766)
Net Assets		3,789,116,885

8	Multi-Manager Value Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.149%
	77,637,462	113,421,826	(115,573,208)	(3,785)	75,482,295	(4,652)	41,406	75,482,295
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager Value Strategies Fund | Quarterly Report 2020	9